MAJOR CUSTOMERS AND CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable | Credit Concentration Risk
Major customers and concentration of credit risk
Schedule of customers as a percentage of consolidated amounts

	December 31,
Customer	2018	2017
Southern Nuclear Operating Company	34%	11%
Tennessee Valley Authority	11%	*
Energy Northwest	10%	*
WECTEC Global Project Services	*	26%
*Less than 10%
Revenue | Customer Concentration Risk
Major customers and concentration of credit risk
Schedule of customers as a percentage of consolidated amounts

	Year Ended December 31,
Customer	2018	2017
Southern Nuclear Operating Company	25%	22%
Tennessee Valley Authority	26%	22%
Richmond County Constructors	18%	*
Energy Northwest	*	15%
All others	31%	41%
Total	100%	100%

*Less than 10%